Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used	The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of options and SARs granted during the years indicated:

	For the years ended December 31,
	2025	2024	2023
Weighted average share price at the date of grant (1)	USD 18.39 (CHF 15.28)	USD 11.63 (CHF 10.24)	USD 8.30 (CHF 7.46)
Range of expected volatilities (%) (2)	81.84-91.39	85.54-93.00	68.70-83.80
Range of expected terms (years) (3)	6.25	5.50-6.25	6.25
Range of risk-free interest rates (%) (1)(4)	3.7-4.3	3.6-4.6	3.5-4.8
Dividend yield (%)	0.0	0.0	0.0

(1)
Following the NASDAQ U.S. listing in 2023, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
(2)
The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
(3)
The expected term represents the period that share-based awards are expected to be outstanding.
(4)
The risk-free interest rates are based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term.

Summary of Stock Option and SARs Activity under 2023 Plan

The following table summarizes the Company’s stock option and SARs activity under the 2023 Plan for 2023 to 2025:

	Number of options (1)	Weighted average exercise price (1) (CHF)	Range of expiration dates
Outstanding as of January 1, 2023	1,762,949	2.39	2027-2031
Options granted(2)	1,614,000	7.49	2033
SARs granted	134,765	7.27	2033
Earnout options granted	369,737	0.01	2028
Forfeited(2)(3)	(302,299)	2.62	2033
Exercised(3)	(112,942)	2.43	2028-2032
Outstanding as of December 31, 2023	3,466,210	4.50	2027-2033
Exercisable at December 31, 2023	1,164,513	2.21	2028-2033
Outstanding as of January 1, 2024	3,466,210	4.50	2027-2033
Options granted	1,811,122	10.24	2034
Forfeited(3)	(288,767)	4.38	2028-2034
Exercised(3)	(301,511)	3.17	2027-2033
Outstanding as of December 31, 2024	4,687,054	6.82	2028-2034
Exercisable at December 31, 2024	1,935,101	4.34	2028-2034
Outstanding as of January 1, 2025	4,687,054	6.82	2028-2034
Options granted	1,227,131	15.28	2035
Forfeited(3)	(387,146)	10.53	2028-2035
Exercised(3)	(363,093)	5.19	2028-2034
Outstanding as of December 31, 2025	5,163,946	8.32	2028-2035
Exercisable at December 31, 2025	2,661,095	5.27	2028-2035

(1)
Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, an Exchange Ratio of 1.1432 was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.
(2)
Pursuant to the BCA, all outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”). The exchange of Legacy Oculis 2018 Plan options for converted 2023 Plan options is not reflected in the table above. Refer to Note 5 - Financing Activities for further details.
(3)
Forfeited amount includes earnout options forfeited during the years ended December 31, 2025, 2024, and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2025, 2024, and 2023.

Summary of Restricted Stock Unit Activity Under 2023 Plan	The following table summarizes the Company’s RSU activity under the 2023 Plan for the years ended December 31, 2025 and 2024:

	2025			2024
	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates	Number of awards	Weighted average grant date fair value (CHF)	Range of expiration dates
Outstanding as of January 1,	467,478	9.81	2034	—	—	—
RSUs granted	714,813	15.36	2035	476,908	9.83	2034
RSUs vested/released	(174,655)	10.24	2034-2035	(9,430)	10.51	2034
Outstanding as of December 31,	1,007,636	13.93	2034-2035	467,478	9.81	2034

Summary of Details of Share-Based Compensation Expense by Award

The following table details share-based compensation expense by award type for the years indicated:

	For the years ended December 31,
	2025	2024	2023
Stock options	9,662	8,218	3,608
RSUs	6,382	1,564	-
Total share-based compensation expense	16,044	9,782	3,608